Income tax benefit (expense) (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Disclosure of tax benefit (expense)

(in thousands of USD)	2021	2020	2019
Current tax
Current period	(206)	(575)	(1,066)
Changes related to prior years	436	—	—
Total current tax	230	(575)	(1,066)

Deferred tax
Recognition of unused tax losses/(use of tax losses)	201	(1,369)	474
Other	(4)	—	(10)
Total deferred tax	197	(1,369)	464

Total tax benefit/(expense)	427	(1,944)	(602)

Disclosure of reconciliation of effective tax

Reconciliation of effective tax	2021		2020		2019
Profit (loss) before tax		(339,204)		475,182		112,832

Tax at domestic rate	(25.00)%	84,801	(25.00)%	(118,796)	(29.58)%	(33,376)
Effects on tax of :
Tax exempt profit / loss		4,541		241		317
Tax adjustments for previous years		436		—		34
Loss for which no DTA (*) has been recognized		27		(61)		(26)
Non-deductible expenses		(188)		(482)		(538)
Use of previously unrecognized tax losses and tax credits		4,101		267		4,066
Effect of Tonnage Tax regime		(84,881)		115,174		24,534
Effect of share of profit of equity-accounted investees		5,649		2,613		2,482
Effects of tax regimes in foreign jurisdictions		(14,059)		(900)		1,905
Total taxes	(0.13)%	427	(0.41)%	(1,944)	(0.53)%	(602)
In application of an IFRIC agenda decision on ‘IAS 12 Income taxes’, tonnage tax is not accounted for as income taxes in accordance with IAS 12 and is not presented as part of income tax expense in the consolidated statement of profit or loss but has been shown as an administrative expense under the heading General and administrative expenses. The amount paid for tonnage tax in the year ended December 31, 2021 was $3.3 million (2020: $3.5 million) (see Note 5).

* Deferred Tax Asset